Inventories - Somos - Anglo (Predecessor) (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Inventories
Opening balance		R$ 75,508		R$ 69,080	R$ 72,410
Additions in the period / year (net)	R$ 66			8,783	9,331
Closing balance	72,410	R$ 72,410		R$ 62,210	R$ 69,080
Somos - Anglo (Predecessor)
Inventories
Opening balance	R$ 71,969		R$ 71,617			R$ 67,190
Additions in the period / year (net)			352			4,427
Closing balance			R$ 71,969			R$ 71,617